Share-based payments - Share-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 3,552	$ 3,110	$ 9,505	$ 6,319
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			777	2,324
2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			3,326	3,102
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			3,524	893
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			563	0
2018 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			$ 1,315	$ 0